U. S. GOVERNMENT SECURITIES (Tables)	12 Months Ended
Jan. 31, 2020
U. S. GOVERNMENT SECURITIES
Schedule of U.S. government securities classified as held-to-maturity

	2020		2019
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$13,332,474	$13,337,529	$32,122,312	$32,138,647

Due after one year	—	—	—	—

	$13,332,474	$13,337,529	$32,122,312	$32,138,647